Schedule of maturities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Disclosure [Abstract]
2026	$ 37,531	$ 47,882	$ 55,250
2027	30,144	38,458	37,556
2028	32,646	41,650	40,022
2029	35,356	45,107	43,344
2030	14,604	18,632	42,806
Total	150,281	191,729	218,978
Current portion	(37,531)	(47,882)	(55,250)
Long-term portion	$ 112,750	$ 143,847	$ 163,728